Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2020	2021
	US$	US$
Other tax payables (Note 1)	4,386,517	739,896
Accruals for user incentive programs	—	3,756,933
Accrued expenses (Note 2)	2,772,237	3,034,970
Accrued loss contingencies relating litigation and asserted claims	2,872,150	166,887
Others	655,614	364,289
Total	10,686,518	8,062,975